REPORTABLE SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Schedule Of Reportable Segments Property Plant and Equipment [Table Text Block]
As at	December 31,	December 31,
	2015	2014

Turkey – capital assets	10,724	41,377
Canada – capital assets	948	20,745
Total	$11,672	$62,122